ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
($ in thousands)
Collateralized Loan Obligations—Debt
United States (4)
Structured Finance
37 Capital CLO 1, Ltd. (5)(7)	Secured Note — Class E, 11.13% (SOFR + 7.46% due October 15, 2034)	08/05/25	$1,670	$1,670	$1,557	0.98%
Atlas Senior Loan Fund X, Ltd. (5)(7)	Secured Note — Class E, 9.63% (SOFR + 5.96% due January 15, 2031)	07/22/25	1,850	1,780	1,603	1.00%
Atlas Senior Loan Fund XIV, Ltd. (5)(6)	Secured Note — Class E, 10.88% (SOFR + 7.20% due July 20, 2032)	05/16/24	1,250	1,045	815	0.51%
Atlas Senior Loan Fund XXII, Ltd. (5)(7)	Secured Note — Class ER, 11.43% (SOFR + 7.75% due April 20, 2039)	06/24/26	1,500	1,437	1,448	0.91%
Atlas Static Senior Loan Fund I, Ltd. (5)(7)	Secured Note — Class E, 12.18% (SOFR + 8.51% due July 15, 2030)	03/09/26	1,000	996	1,003	0.63%
Bain Capital Credit CLO 2017-2, Limited (5)(7)	Secured Note — Class ER3, 11.01% (SOFR + 7.34% due July 25, 2037)	06/24/25	6,560	6,560	6,127	3.84%
Bain Capital Credit CLO 2022-2, Limited (5)(7)	Secured Note — Class ER, 11.01% (SOFR + 7.35% due April 22, 2035)	06/13/25	1,620	1,620	1,425	0.89%
Ballyrock CLO 19 Ltd. (5)(7)	Secured Note — Class D, 10.79% (SOFR + 7.11% due April 20, 2035)	08/20/25	4,158	4,054	3,964	2.48%
Canyon CLO 2016-1, Ltd. (7)	Secured Note — Class ER, 9.68% (SOFR + 6.01% due July 15, 2031)	07/15/25	1,500	1,487	1,376	0.86%
Canyon CLO 2016-2, Ltd. (5)(6)(7)	Secured Note — Class ER, 9.93% (SOFR + 6.26% due October 15, 2031)	10/28/25	2,250	2,152	1,598	1.00%
Canyon CLO 2019-1, Ltd. (5)(7)	Secured Note — Class ERR, 11.17% (SOFR + 7.50% due July 15, 2037)	07/24/25	650	646	603	0.38%
Carlyle US CLO 2017-2, Ltd. (5)(7)	Secured Note — Class ER2, 11.24% (SOFR + 7.56% due July 20, 2037)	06/08/26	1,265	1,247	1,232	0.77%
Carlyle US CLO 2018-4, Ltd. (5)(7)	Secured Note — Class E2R, 11.54% (SOFR + 7.86% due October 17, 2037)	06/10/26	1,670	1,666	1,657	1.04%
CarVal CLO III Ltd. (5)(7)	Secured Note — Class ER2, 9.68% (SOFR + 6.00% due July 20, 2032)	05/20/26	1,150	1,094	1,092	0.68%
CBAM 2018-8, Ltd. (5)(7)	Secured Note — Class E1R, 11.07% (SOFR + 7.40% due July 15, 2037)	06/03/26	3,000	3,007	3,001	1.88%
Crown City CLO III (5)(7)	Secured Note — Class D, 10.69% (SOFR + 7.01% due July 20, 2034)	05/08/25	2,000	1,931	1,838	1.15%
Crown Point CLO 10, Ltd. (5)(7)	Secured Note — Class E, 10.79% (SOFR + 7.11% due July 20, 2034)	07/01/25	1,700	1,687	1,638	1.03%
Elevation CLO 2013-1, Ltd. (5)(7)	Secured Note — Class ER3, 11.42% (SOFR + 7.75% due July 25, 2038)	08/11/25	3,550	3,373	3,414	2.14%
First Eagle BSL CLO 2019-1 Ltd. (5)(7)	Secured Note — Class D, 11.64% (SOFR + 7.96% due January 20, 2033)	05/16/25	5,590	5,516	5,560	3.48%
Fortress Credit BSL IX Limited (5)(7)	Secured Note — Class ER, 11.28% (SOFR + 7.60% due October 20, 2033)	10/24/25	4,950	4,950	4,770	2.99%
Fortress Credit BSL XII Limited (5)(7)	Secured Note — Class E, 11.06% (SOFR + 7.39% due October 15, 2034)	06/26/25	1,000	971	891	0.56%
Fortress Credit BSL XVII Limited (5)(7)	Secured Note — Class E, 11.82% (SOFR + 8.15% due October 23, 2034)	06/10/24	2,750	2,750	2,653	1.66%
Greywolf CLO II, Ltd. (5)(7)	Secured Note — Class DRR, 10.98% (SOFR + 7.31% due April 15, 2034)	02/20/25	2,000	1,955	1,955	1.22%
Guggenheim CLO 2020-1, Ltd. (5)(7)	Secured Note — Class ER, 11.08% (SOFR + 7.41% due April 15, 2031)	03/26/26	2,000	1,997	2,000	1.25%
HalseyPoint CLO 3, Ltd. (5)(7)	Secured Note — Class ER, 11.77% (SOFR + 8.11% due July 30, 2037)	08/23/24	860	860	808	0.51%
Hayfin Kingsland XI, Ltd. (5)(7)	Secured Note — Class ER, 11.66% (SOFR + 7.98% due October 20, 2034)	05/19/26	2,500	2,503	2,491	1.56%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
HPS Private Credit CLO 2024-2, LLC (5)(7)	Secured Note — Class E, 11.77% (SOFR + 8.12% due May 15, 2036)	05/12/26	$3,550	$3,549	$3,555	2.23%
ICG US CLO 2014-1, Ltd. (5)(7)	Secured Note — Class DR2, 12.29% (SOFR + 8.61% due October 20, 2034)	05/22/24	4,000	3,653	3,899	2.44%
ICG US CLO 2017-1, Ltd. (5)(7)	Secured Note — Class ERR, 11.29% (SOFR + 7.62% due July 28, 2034)	05/16/25	2,500	2,396	2,360	1.48%
Jefferies Credit Partners Direct Lending CLO 2024-I Ltd. (5)(7)	Secured Note — Class E, 11.92% (SOFR + 8.25% due July 25, 2036)	01/20/26	1,000	1,008	993	0.62%
LCM 36 Ltd. (5)	Secured Note — Class E, 10.64% (SOFR + 6.97% due January 15, 2034)	06/25/26	2,170	1,006	992	0.62%
Marathon CLO 2021-16 Ltd. (5)(7)	Secured Note — Class DR, 10.52% (SOFR + 6.85% due April 15, 2034)	06/25/25	2,500	2,500	2,350	1.47%
Marathon CLO VI Ltd. (6)	Secured Note — Class DRR, 10.06% (SOFR + 6.41% due May 13, 2028)	11/29/23	360	—	—	—%
NGC 2024-I Ltd. (5)(7)	Secured Note — Class E, 12.41% (SOFR + 8.73% due July 20, 2037)	03/25/26	2,000	2,011	2,000	1.25%
Northwoods Capital 27, Limited (5)(6)(7)	Secured Note — Class E, 10.98% (SOFR + 7.30% due October 17, 2034)	02/20/25	1,150	1,092	948	0.59%
Northwoods Capital XI-B, Limited (5)(7)	Secured Note — Class ER, 11.03% (SOFR + 7.35% due July 19, 2037)	05/28/26	1,712	1,562	1,548	0.97%
Octagon 64, Ltd. (5)(7)	Secured Note — Class E, 11.26% (SOFR + 7.59% due July 21, 2037)	06/09/26	1,250	1,154	1,147	0.72%
Octagon Investment Partners 44, Ltd. (5)(6)	Secured Note — Class ER, 10.68% (SOFR + 7.01% due October 15, 2034)	07/23/25	272	259	229	0.14%
Octagon Investment Partners 50, Ltd. (5)(6)(7)	Secured Note — Class ER, 10.73% (SOFR + 7.06% due January 15, 2035)	07/18/25	1,500	1,450	1,245	0.78%
OZLM XIX, Ltd. (5)(7)	Secured Note — Class DR, 11.56% (SOFR + 7.89% due January 15, 2035)	09/11/25	2,640	2,604	2,587	1.62%
OZLM XXIV, Ltd. (5)(6)(7)	Secured Note — Class D, 10.99% (SOFR + 7.31% due July 20, 2032)	10/25/24	2,600	2,248	2,285	1.43%
Park Avenue Institutional Advisers CLO Ltd. 2021-2 (5)(7)	Secured Note — Class E, 10.94% (SOFR + 7.27% due July 15, 2034)	05/15/25	3,000	2,914	2,813	1.76%
Park Avenue Institutional Advisers CLO Ltd. 2022-1 (5)	Secured Note — Class D, 10.97% (SOFR + 7.29% due April 20, 2035)	04/30/26	2,000	1,992	1,996	1.25%
Park Avenue Institutional Advisers CLO Ltd. 2022-2 (5)(7)	Secured Note — Class DR, 12.39% (SOFR + 8.71% due January 20, 2037)	03/26/26	4,400	4,404	4,400	2.75%
Park Blue CLO 2025-VIII, Ltd. (5)(6)(12)	Secured Note — Class F, 11.81% (SOFR + 8.14% due October 25, 2038)	08/21/25	100	87	99	0.06%
Pikes Peak CLO 3 (5)(7)	Secured Note — Class ERR, 10.54% (SOFR + 6.87% due October 25, 2034)	03/31/26	3,500	3,278	3,360	2.10%
Rockford Tower CLO 2021-3, Ltd. (5)(7)	Secured Note — Class ER, 11.09% (SOFR + 7.42% due January 15, 2038)	11/22/24	1,950	1,910	1,765	1.11%
Saratoga Investment Corp. CLO 2013-1, Ltd. (5)(6)	Secured Note — Class ER3, 11.44% (SOFR + 7.76% due April 20, 2033)	09/13/24	2,000	1,454	1,043	0.65%
Symphony CLO XVI, Ltd. (5)(7)	Secured Note — Class ER, 10.03% (SOFR + 6.36% due October 15, 2031)	09/19/24	2,255	2,005	2,055	1.29%
Tralee CLO V, Ltd. (5)(6)	Secured Note — Class FR, 12.83% (SOFR + 9.15% due October 20, 2034)	03/28/24	410	292	94	0.06%
Trinitas CLO IX, Ltd. (5)(6)	Secured Note — Class E, 10.19% (SOFR + 6.51% due January 20, 2032)	02/06/25	40	—	—	—%
Trinitas CLO IX, Ltd. (6)	Secured Note — Class E, 10.19% (SOFR + 6.51% due January 20, 2032)	01/17/24	68	18	—	—%
Trinitas CLO VI, Ltd. (5)(6)	Secured Note — Class F, 12.64% (SOFR + 8.98% due January 25, 2034)	04/04/24	1,600	1,204	369	0.23%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Trinitas CLO VI, Ltd. (5)(6)(7)	Secured Note — Class ER, 10.74% (SOFR + 7.08% due January 25, 2034)	07/16/25	$1,000	$979	$750	0.47%
Trinitas CLO XII, Ltd. (5)(7)	Secured Note — Class E, 11.33% (SOFR + 7.66% due April 25, 2033)	12/11/24	1,890	1,840	1,722	1.08%
Trinitas CLO XIV, Ltd. (5)(7)	Secured Note — Class ER2, 10.42% (SOFR + 6.75% due January 25, 2034)	04/01/26	3,000	2,999	2,783	1.74%
Unity-Peace Park CLO, Ltd. (5)(6)(7)	Secured Note — Class ER, 10.68% (SOFR + 7.00% due April 20, 2035)	01/27/26	3,330	3,330	2,939	1.84%
Venture 36 CLO Limited (5)(6)(7)	Secured Note — Class E, 10.86% (SOFR + 7.18% due April 20, 2032)	05/12/25	3,500	1,901	1,129	0.71%
Venture XV CLO, Limited (5)(6)	Secured Note — Class ER2, 11.12% (SOFR + 7.45% due July 15, 2032)	04/02/24	1,500	997	345	0.22%
Venture XVIII CLO, Limited (5)(6)(7)	Secured Note — Class ER, 10.52% (SOFR + 6.85% due October 15, 2029)	03/28/24	1,980	1,016	1,043	0.65%
Venture XXII CLO, Limited (5)(6)	Secured Note — Class ER, 9.58% (SOFR + 5.91% due January 15, 2031)	04/30/24	520	281	215	0.13%
Venture XXVI CLO, Limited (5)(6)	Secured Note — Class E, 10.74% (SOFR + 7.06% due January 20, 2029)	12/17/24	1,227	556	534	0.33%
Venture XXVII CLO, Limited (5)(6)	Secured Note — Class E, 10.29% (SOFR + 6.61% due July 20, 2030)	06/20/24	450	215	198	0.12%
Venture XXX CLO, Limited (5)(6)	Secured Note — Class E, 10.23% (SOFR + 6.56% due January 15, 2031)	07/24/24	1,345	718	370	0.23%
Voya CLO 2013-3, Ltd. (5)(7)	Secured Note — Class DR, 9.84% (SOFR + 6.16% due October 18, 2031)	02/02/26	2,500	2,504	2,505	1.57%
Wellfleet CLO 2021-3, Ltd. (5)(7)	Secured Note — Class E, 11.03% (SOFR + 7.36% due January 15, 2035)	06/10/25	1,250	1,206	1,100	0.69%
WhiteHorse X, Ltd. (6)	Secured Note — Class F, 10.19% (SOFR + 6.51% due April 17, 2027)	01/23/24	287	55	—	—%
Wind River 2019-3 CLO Ltd. (5)(6)(7)(12)	Secured Note — Class ER3, 12.17% (SOFR + 8.50% due January 15, 2038)	10/24/25	1,550	1,550	1,542	0.97%
Wind River 2022-1 CLO Ltd. (5)(7)	Secured Note — Class E, 11.80% (SOFR + 8.12% due July 20, 2035)	08/21/25	2,500	2,467	2,309	1.45%
ZAIS CLO 3, Limited (5)(6)	Secured Note — Class DR, 10.84% (SOFR + 7.17% due July 15, 2031)	05/30/25	1,365	761	315	0.20%
ZAIS CLO 6, Limited (5)(6)	Secured Note — Class E, 10.93% (SOFR + 7.26% due July 15, 2029)	12/18/24	126	30	—	—%
ZAIS CLO 13, Limited (5)(6)	Secured Note — Class E, 12.58% (SOFR + 8.91% due July 15, 2032)	01/08/25	1,232	761	246	0.15%
Total Collateralized Loan Obligations—Debt, United States				$129,170	$120,696	75.57%
European Union—Various (4)
Structured Finance
Adagio IX EUR CLO DAC (7)	Secured Note — Class E, 8.17% (EURIBOR + 6.02% due September 15, 2034)	02/05/26	$1,782	$1,776	$1,718	1.08%
AlbaCore Euro CLO IV DAC (6)	Secured Note — Class F, 11.56% (EURIBOR + 9.36% due July 15, 2035)	05/28/26	1,393	1,387	1,368	0.86%
Aqueduct European CLO 7-2022 DAC (7)	Secured Note — Class FR, 10.56% (EURIBOR + 8.41% due August 15, 2037)	07/10/25	1,730	1,766	1,564	0.98%
Bosphorus CLO V DAC (7)	Secured Note — Class F, 11.68% (EURIBOR + 9.54% due December 12, 2032)	11/07/25	2,313	2,357	2,313	1.45%
Dryden 73 Euro CLO 2018 B.V. (7)	Secured Note — Class E, 9.02% (EURIBOR + 6.82% due January 15, 2034)	09/23/25	2,284	2,361	2,183	1.37%
Harvest CLO XXIX DAC (7)	Secured Note — Class FR, 10.82% (EURIBOR + 8.62% due July 15, 2037)	06/25/25	3,427	3,481	3,050	1.91%
Henley CLO XIII DAC (6)(7)	Secured Note — Class F, 10.62% (EURIBOR + 8.42% due October 15, 2038)	07/03/25	1,142	1,158	1,140	0.71%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Invesco Euro CLO XIV DAC (5)(6)	Secured Note — Class F, 10.76% (EURIBOR + 8.56% due January 15, 2039)	09/08/25	$286	$282	$252	0.16%
Jubilee CLO 2013-X B.V. (6)	Secured Note — Class FRR, 10.75% (EURIBOR + 8.55% due July 15, 2034)	04/23/24	857	772	833	0.52%
Jubilee CLO 2017-XIX DAC (5)(7)	Secured Note — Class FR, 10.87% (EURIBOR + 8.70% due April 25, 2038)	07/01/25	3,427	3,483	3,005	1.88%
Nassau Euro CLO III DAC (7)	Secured Note — Class FR, 10.37% (EURIBOR + 8.17% due October 15, 2039)	09/03/25	1,216	1,222	1,086	0.68%
OCP EURO CLO 2022-6 DAC (7)	Secured Note — Class FRR, 10.86% (EURIBOR + 8.62% due July 20, 2036)	07/03/25	2,399	2,467	2,207	1.38%
Providus CLO III DAC	Secured Note — Class FR, 10.94% (EURIBOR + 8.70% due July 18, 2034)	06/29/26	1,336	1,314	1,314	0.82%
Ravensdale Park CLO DAC (7)	Secured Note — Class F, 9.52% (EURIBOR + 7.35% due April 25, 2038)	02/27/25	2,284	2,081	2,067	1.29%
Rockford Tower Europe CLO 2021-2 DAC (7)	Secured Note — Class F, 11.06% (EURIBOR + 8.90% due January 24, 2035)	11/12/24	1,142	1,061	1,088	0.68%
St. Paul’s CLO IV DAC (6)	Secured Note — Class ERR, 8.75% (EURIBOR + 6.58% due April 25, 2030)	03/27/25	1,142	1,018	889	0.56%
St. Paul’s CLO IX DAC (6)	Secured Note — Class FR, 12.17% (EURIBOR + 9.93% due July 20, 2035)	08/28/25	1,656	1,659	596	0.37%
St. Paul's CLO IV DAC	Secured Note — Class DRR, 7.14% (EURIBOR + 4.97% due April 25, 2030)	01/15/26	114	112	107	0.07%
St. Paul's CLO V DAC (5)(6)	Secured Note — Class FR, 8.82% (EURIBOR + 6.60% due August 20, 2030)	07/11/24	1,885	1,703	1,305	0.82%
St.Paul’s CLO X DAC (7)	Secured Note — Class ER, 8.55% (EURIBOR + 6.36% due April 22, 2035)	06/12/26	2,513	2,310	2,263	1.42%
Toro European CLO 6 DAC (5)(6)	Secured Note — Class F, 10.64% (EURIBOR + 8.49% due January 12, 2032)	06/05/25	1,713	1,642	1,155	0.72%
Toro European CLO 7 DAC	Secured Note — Class E, 9.44% (EURIBOR + 7.16% due February 15, 2034)	06/19/26	1,937	1,901	1,883	1.18%
Total Collateralized Loan Obligations - Debt, European Union - Various				$37,313	$33,386	20.90%
Total Collateralized Loan Obligations - Debt				$166,483	$154,082	96.47%
Collateralized Loan Obligations - Equity
United States (4)
Structured Finance
522 Funding CLO 2019-5, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 15, 2035)	03/24/25	$4,200	$682	$167	0.11%
AB BSL CLO 1 Ltd. (5)(6)(7)	Subordinated Note, (effective yield 13.92%, maturity October 15, 2038)	10/23/25	14,500	5,409	5,387	3.37%
AG CC Funding II, Ltd. (6)	Subordinated Note, (effective yield 13.69%, maturity November 17, 2036)	11/05/25	27	3,064	3,257	2.04%
AGL CLO 35 Ltd. (5)	Subordinated Note, (effective yield 16.59%, maturity January 21, 2038)	04/15/26	7,153	3,279	3,425	2.14%
Allegro CLO VII, Ltd (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity June 13, 2031)	05/16/24	4,120	—	—	—%
Allegro CLO XI, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 19, 2033)	07/29/25	3,074	85	—	—%
AMMC CLO 30, Limited (5)	Subordinated Note, (effective yield 16.14%, maturity April 15, 2039)	05/15/26	1,330	933	918	0.57%
Anchorage Credit Funding 6, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 25, 2036)	06/17/24	1,670	—	13	0.01%
Apidos CLO L (5)(6)(7)	Subordinated Note, (effective yield 10.09%, maturity January 20, 2038)	11/01/24	6,600	4,359	4,062	2.54%
Apidos CLO XLII Ltd (5)(7)	Subordinated Note, (effective yield 10.15%, maturity April 20, 2038)	05/06/25	1,070	800	694	0.43%
Apidos CLO XVIII-R (5)(6)(7)	Subordinated Note, (effective yield 6.01%, maturity January 22, 2038)	07/28/25	4,171	1,782	1,215	0.76%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Apidos CLO XXXIV (5)(7)(8)(12)	Subordinated Note, (effective yield 13.77%, maturity January 20, 2039)	12/05/25	$14,822	$7,017	$6,818	4.27%
Ares Loan Funding IX, Ltd. (5)(7)	Subordinated Note, (effective yield 10.27%, maturity March 31, 2038)	11/10/25	3,600	2,658	2,268	1.42%
Ares XLIII CLO Ltd. (5)(6)	Subordinated Note, (effective yield 7.68%, maturity January 15, 2038)	04/01/25	7,519	1,900	1,443	0.90%
Ares XXXIX CLO Ltd. (5)(6)(7)	Subordinated Note, (effective yield 11.29%, maturity July 15, 2039)	07/24/24	24,764	6,343	5,448	3.41%
Atlas Senior Loan Fund XXIII, Ltd. (6)	Subordinated Note, (effective yield 17.37%, maturity July 20, 2037)	01/13/25	4,475	1,875	1,745	1.09%
Atlas Senior Loan Fund XXIV, Ltd. (5)(6)	Subordinated Note, (effective yield 13.27%, maturity January 20, 2038)	01/31/25	3,010	1,496	1,505	0.94%
Bain Capital Credit CLO 2024-3, Limited (5)(6)(7)	Subordinated Note, (effective yield 9.66%, maturity July 16, 2037)	05/29/24	4,490	2,576	1,970	1.23%
Balboa Bay Loan Funding 2024-2 Ltd (5)(6)(7)(8)	Subordinated Note, (effective yield 15.15%, maturity January 20, 2038)	12/11/24	7,000	4,485	3,659	2.29%
Battalion CLO IV Ltd. (5)(6)(9)	Income Note, (effective yield 0.00%, maturity July 15, 2031)	09/24/24	2,500	79	6	—%
Battalion CLO XV Ltd. (5)(6)	Subordinated Note, (effective yield 3.81%, maturity January 17, 2033)	11/21/24	2,000	513	103	0.06%
Battalion CLO XV Ltd. (6)(8)	Subordinated Note, (effective yield 4.05%, maturity January 17, 2033)	09/24/24	4,100	1,052	211	0.13%
Benefit Street Partners CLO XIV Ltd. (5)(6)	Subordinated Note, (effective yield 13.33%, maturity October 20, 2037)	12/21/23	830	158	152	0.09%
Blue Owl BSL CLO 2025-1, Ltd. (5)(6)(8)(12)	Subordinated Note, (effective yield 8.13%, maturity January 20, 2039)	12/11/25	2,740	2,072	1,945	1.22%
BlueMountain CLO XXV Ltd. (5)(7)	Subordinated Note, (effective yield 13.45%, maturity January 15, 2038)	11/12/25	7,215	2,681	2,309	1.45%
Boyce Park CLO, Ltd (5)(6)	Subordinated Note, (effective yield 1.14%, maturity April 21, 2035)	08/15/24	840	368	202	0.13%
Bridge Street CLO I Ltd. (5)(6)(7)(8)	Subordinated Note, (effective yield 15.42%, maturity July 20, 2037)	02/19/25	3,500	1,783	1,544	0.97%
Bridge Street CLO III Ltd. (5)(6)(7)	Subordinated Note, (effective yield 12.03%, maturity October 20, 2034)	01/31/25	1,680	937	773	0.48%
Bridge Street CLO V Ltd. (5)(7)	Subordinated Note, (effective yield 13.46%, maturity April 20, 2038)	02/21/25	20,500	14,448	12,915	8.09%
Canyon CLO 2019-1, Ltd. (5)(6)	Subordinated Note, (effective yield 4.51%, maturity July 15, 2037)	09/20/24	14,423	5,781	3,606	2.26%
CarVal CLO IV Ltd. (5)(6)	Subordinated Note, (effective yield 16.70%, maturity July 20, 2034)	10/24/25	3,508	988	964	0.60%
Cedar Funding IX CLO, Ltd. (5)(6)	Subordinated Note, (effective yield 9.34%, maturity July 20, 2037)	01/17/25	3,950	1,142	869	0.54%
CIFC Funding 2014-II-R, Ltd. (5)(6)	Subordinated Note, (effective yield 12.19%, maturity April 24, 2030)	04/02/25	6,200	1,055	546	0.34%
CIFC Funding 2018-IV, Ltd. (5)(6)	Subordinated Note, (effective yield 12.79%, maturity October 17, 2031)	06/11/25	2,220	803	577	0.36%
CIFC Funding 2019-II, Ltd. (5)(6)	Subordinated Note, (effective yield 19.58%, maturity October 17, 2038)	04/01/26	6,320	3,420	3,476	2.18%
Clover CLO 2020-1, LLC (5)	Subordinated Note, (effective yield 15.75%, maturity July 15, 2037)	04/23/26	6,300	2,418	2,315	1.45%
Crown City CLO I (5)(6)	Subordinated Note, (effective yield 10.29%, maturity July 20, 2038)	11/07/23	6,850	2,164	1,781	1.12%
Crown City CLO II (5)(6)	Subordinated Note, (effective yield 1.74%, maturity April 20, 2035)	08/21/24	5,217	1,647	1,094	0.69%
Crown City CLO III (5)(6)	Subordinated Note, (effective yield 2.62%, maturity July 20, 2034)	03/21/24	5,580	1,751	1,228	0.77%
Crown Point CLO 11 Ltd. (5)	Subordinated Note, (effective yield 16.04%, maturity February 28, 2038)	11/13/25	4,000	1,810	1,721	1.08%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Eaton Vance CLO 2019-1, Ltd. (5)(6)	Subordinated Note, (effective yield 5.95%, maturity July 15, 2037)	01/23/25	$1,800	$567	$396	0.25%
Elmwood CLO 24 Ltd. (5)(6)(7)	Subordinated Note, (effective yield 13.26%, maturity December 11, 2033)	02/27/25	8,000	5,546	3,520	2.20%
Empower CLO 2022-1, LLC (5)(6)(7)	Subordinated Note, (effective yield 13.89%, maturity October 20, 2037)	10/30/24	14,820	11,042	7,114	4.45%
Generate CLO 2 Ltd. (5)(6)	Subordinated Note, (effective yield 8.76%, maturity October 22, 2037)	03/18/25	7,058	2,102	1,534	0.96%
Generate CLO 9 Ltd. (5)(6)(7)	Subordinated Note, (effective yield 10.20%, maturity October 20, 2034)	08/04/25	5,550	3,018	2,500	1.57%
Greywolf CLO II, Ltd. (5)(6)	Subordinated Note, (effective yield 8.09%, maturity April 15, 2034)	04/03/24	3,300	647	429	0.27%
Greywolf CLO II, Ltd. (6)	Subordinated Note, (effective yield 10.83%, maturity April 15, 2034)	11/17/23	1,130	207	148	0.09%
HPS Loan Management 2025-24, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 9.66%, maturity April 25, 2038)	02/18/25	2,000	1,539	1,270	0.80%
ICG US CLO 2021-3, Ltd. (5)(6)	Subordinated Note, (effective yield 12.82%, maturity October 20, 2034)	05/30/24	2,600	806	645	0.40%
Kings Park CLO, Ltd. (5)	Subordinated Note, (effective yield 20.43%, maturity January 21, 2039)	05/20/26	6,000	1,829	1,768	1.11%
KKR CLO 14 Ltd. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity August 15, 2031)	07/22/24	1,500	258	60	0.04%
LCM 32 Ltd. (5)(6)	Income Note, (effective yield 8.92%, maturity July 20, 2034)	08/12/24	1,640	302	111	0.07%
LCM 40 Ltd. (5)(6)	Income Note, (effective yield 5.00%, maturity January 15, 2036)	07/25/25	1,000	595	390	0.24%
Madison Park Funding LIX, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 4.71%, maturity April 18, 2037)	02/11/25	2,338	1,354	725	0.45%
Madison Park Funding XIX, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 22, 2037)	11/12/24	2,285	357	217	0.14%
Madison Park Funding XXIX, Ltd. (5)(6)	Subordinated Note, (effective yield 33.50%, maturity October 18, 2047)	06/17/26	3,030	645	703	0.44%
Madison Park Funding XXXIV, Ltd. (5)(6)	Subordinated Note, (effective yield 25.06%, maturity April 25, 2048)	01/22/26	2,262	720	647	0.41%
Magnetite XXX, Limited (5)(7)	Subordinated Note, (effective yield 14.44%, maturity October 25, 2037)	05/30/24	9,793	6,226	4,701	2.94%
Marble Point CLO XXII Ltd. (6)	Subordinated Note, (effective yield 2.50%, maturity July 25, 2050)	05/14/24	5,400	796	486	0.30%
MDPK 2018-28A SUB (5)(6)	Subordinated Note, (effective yield 14.28%, maturity July 15, 2030)	05/29/25	1,290	560	338	0.21%
Monroe Capital MML CLO VI, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 15, 2030)	12/18/24	3,000	105	—	—%
Mountain View CLO 2017-2 Ltd. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 16, 2031)	01/23/24	3,000	—	—	—%
Neuberger Berman CLO XVII, Ltd. (5)(6)	Subordinated Note, (effective yield 18.41%, maturity April 22, 2040)	08/21/24	8,280	1,183	1,355	0.85%
New Mountain CLO 2 Ltd (5)(6)(7)	Subordinated Note, (effective yield 16.28%, maturity April 15, 2034)	12/13/24	11,960	7,057	5,143	3.22%
Oaktree CLO 2019-3, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 7.71%, maturity January 20, 2038)	07/31/25	1,750	950	761	0.48%
Oaktree CLO 2019-4, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 10.42%, maturity July 20, 2037)	07/02/24	3,400	1,861	1,513	0.95%
Oaktree CLO 2020-1, Ltd. (5)(7)	Subordinated Note, (effective yield 18.72%, maturity January 15, 2038)	07/18/24	12,275	6,256	5,708	3.57%
Oaktree CLO 2023-1, Ltd. (5)(6)	Subordinated Note, (effective yield 10.23%, maturity April 15, 2038)	08/14/25	7,310	4,303	3,415	2.14%
Ocean Trails CLO V (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 13, 2031)	08/12/25	3,779	43	—	—%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Octagon Investment Partners 18-R, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 16, 2031)	03/15/24	$3,651	$18	$1	—%
Octagon Investment Partners 18-R, Ltd. (6)(9)(9)	Subordinated Note, (effective yield 0.00%, maturity April 16, 2031)	10/26/23	5,000	25	2	—%
Octagon Investment Partners 40, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 20, 2035)	09/11/25	2,830	500	194	0.12%
Octagon Investment Partners 41, Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 15, 2033)	09/04/24	1,270	278	108	0.07%
Octagon Investment Partners 44, Ltd. (5)(6)(9)	Income Note, (effective yield 0.00%, maturity October 15, 2034)	01/12/26	6,355	384	222	0.14%
OHA Credit Partners X-R, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 13.65%, maturity April 20, 2038)	09/09/25	7,117	3,175	2,633	1.65%
OHA Loan Funding 2013-1, Ltd. (6)	Subordinated Note, (effective yield 11.90%, maturity April 23, 2037)	11/12/24	875	374	262	0.16%
OSD CLO 2023-27, Ltd. (5)(7)	Subordinated Note, (effective yield 12.10%, maturity July 15, 2038)	04/24/24	9,060	5,583	4,985	3.12%
Palmer Square CLO 2021-1, Ltd. (5)	Subordinated Note, (effective yield 25.19%, maturity April 20, 2038)	06/09/26	2,217	777	763	0.48%
Park Blue CLO 2023-III, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 5.11%, maturity April 20, 2038)	07/16/25	8,000	4,172	3,120	1.95%
Park Blue CLO 2025-VIII, Ltd. (5)(6)(12)	Subordinated Note, (effective yield 10.43%, maturity October 25, 2038)	08/21/25	7,700	6,346	5,467	3.42%
PPM CLO 2 Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 16, 2037)	04/24/24	1,260	186	50	0.03%
Regatta 31 Funding Ltd. (5)(6)(7)(8)	Subordinated Note, (effective yield 11.37%, maturity March 25, 2038)	02/21/25	1,571	1,283	1,032	0.65%
Regatta II Funding LP (6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 15, 2029)	02/27/25	5	—	—	—%
Regatta XV Funding Ltd. (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 25, 2031)	12/06/23	3,500	—	—	—%
Rockford Tower CLO 2022-3, Ltd. (5)(6)	Subordinated Note, (effective yield 7.00%, maturity July 20, 2037)	10/24/24	1,050	580	420	0.26%
Rockford Tower Credit Funding I, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 10.82%, maturity April 20, 2040)	09/15/25	1,780	1,040	841	0.53%
RR 5 LTD (5)(6)	Subordinated Note, (effective yield 10.48%, maturity October 15, 2118)	04/30/25	1,763	1,080	970	0.61%
Sixth Street CLO XVIII Ltd. (5)	Subordinated Note, (effective yield 15.15%, maturity October 17, 2125)	05/13/26	1,360	610	576	0.36%
Symphony CLO XXIII, Ltd. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 15, 2048)	05/14/24	3,000	706	208	0.13%
Symphony CLO XXVI, Ltd. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 20, 2033)	01/09/24	1,620	122	17	0.01%
TCW CLO 2021-1, Ltd. (5)(6)	Subordinated Note, (effective yield 8.28%, maturity January 20, 2038)	02/26/25	8,400	3,331	2,535	1.59%
TCW CLO 2023-1, Ltd. (5)(6)	Income Note, (effective yield 15.51%, maturity March 31, 2038)	03/25/25	740	299	289	0.18%
TCW CLO 2023-1, Ltd. (6)	Income Note, (effective yield 15.51%, maturity March 31, 2038)	01/31/24	1,600	646	624	0.39%
TCW CLO 2025-1, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 10.01%, maturity April 20, 2038)	02/18/25	1,775	1,302	1,065	0.67%
Tralee CLO VII, Ltd. (5)(6)	Subordinated Note, (effective yield 14.60%, maturity April 25, 2034)	11/06/25	1,710	637	615	0.39%
Venture XXII CLO, Limited (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 15, 2031)	04/28/26	640	5	5	—%
Vibrant CLO XIII, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 6.67%, maturity July 15, 2034)	05/21/24	7,880	4,103	2,778	1.74%
Vibrant CLO XV, Ltd. (5)(6)	Subordinated Note, (effective yield 8.87%, maturity January 20, 2035)	08/29/24	1,510	652	446	0.28%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Voya CLO 2024-3, Ltd. (5)(7)	Subordinated Note, (effective yield 14.31%, maturity July 20, 2037)	06/18/24	$9,400	$6,140	$5,720	3.58%
Voya CLO 2024-5, Ltd. (5)(7)	Subordinated Note, (effective yield 13.18%, maturity October 15, 2037)	10/18/24	10,000	6,571	5,815	3.64%
Voya CLO 2025-1, Ltd. (5)(6)(7)	Subordinated Note, (effective yield 13.56%, maturity April 20, 2038)	02/12/25	5,000	3,827	3,550	2.22%
Wellfleet CLO 2021-3, Ltd. (5)(6)(8)	Subordinated Note, (effective yield 6.55%, maturity January 15, 2035)	09/11/24	7,600	1,710	913	0.57%
Wind River 2019-3 CLO Ltd. (5)(6)(8)	Subordinated Note, (effective yield 21.78%, maturity January 15, 2038)	05/30/25	12,710	1,379	1,493	0.94%
Wind River 2021-1 CLO Ltd. (5)(7)(8)(9)	Subordinated Note, (effective yield 0.00%, maturity July 20, 2037)	07/12/24	4,650	1,716	1,488	0.93%
ZAIS CLO 3, Limited (5)(6)(8)(9)	Subordinated Note, (effective yield 0.00%, maturity July 15, 2031)	10/17/25	1,530	15	—	—%
ZAIS CLO 3, Limited (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 15, 2031)	10/17/25	1,723	17	—	—%
ZAIS CLO 6, Limited (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 15, 2029)	07/09/25	3,387	71	—	—%
ZAIS CLO 9, Limited (6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 20, 2031)	02/08/24	720	—	—	—%
Total Collateralized Loan Obligations - Equity, United States				$216,347	$177,135	110.91%

European Union—Various (4)
Structured Finance
Barings Euro CLO 2021-1 DAC (5)(6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 24, 2034)	02/12/25	$1,428	$325	$161	0.10%
BNPP IP Euro CLO 2015-1 B.V. (6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 15, 2030)	01/21/25	1,713	217	—	—%
Carlyle Euro CLO 2019-2 DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity August 15, 2032)	03/27/25	286	40	11	0.01%
Carlyle Global Market Strategies Euro CLO 2014-2 DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity November 17, 2031)	01/22/25	2,284	20	—	—%
Invesco Euro CLO I DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity April 15, 2039)	03/27/24	—	361	—	—%
Invesco Euro CLO V DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity January 15, 2034)	03/27/24	1,965	559	5	—%
Jubilee CLO 2021-XXV DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 15, 2035)	01/27/25	2,284	903	459	0.29%
Palmer Square European Loan Funding 2022-1 DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity October 15, 2031)	03/27/24	2,673	—	—	—%
St. Paul’s CLO IV DAC (6)	Subordinated Note, (effective yield 13.90%, maturity April 25, 2030)	05/31/24	1,599	511	285	0.18%
St. Paul’s CLO VII DAC (6)(9)	Subordinated Note, (effective yield 0.00%, maturity July 18, 2034)	04/05/24	1,713	424	240	0.15%
Tikehau CLO XIII DAC (6)	Subordinated Note, (effective yield 4.75%, maturity October 15, 2038)	02/27/25	2,284	1,673	1,682	1.05%
Total Collateralized Loan Obligations - Equity, European Union—Various				$5,033	$2,843	1.78%
Total Collateralized Loan Obligations - Equity				$221,380	$179,978	112.69%

Bank Debt Term Loan
United States (4)

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Beverage, Food & Tobacco
Isagenix International LLC (6)	Bank Debt Term Loan, 12.28% (SOFR + 8.60%, maturity September 22, 2027)	07/31/25	$107	$8	$8	0.01%
Moran Foods LLC (6)	Bank Debt Term Loan, 11.02% (SOFR + 7.35%, maturity December 29, 2028)	02/27/26	260	31	30	0.02%
Chemicals, Plastics & Rubber
Flint Group Topco Limited (6)	Bank Debt Term Loan, 10.93% (SOFR + 7.26%, maturity December 31, 2027)	10/01/24	672	27	27	0.02%
Retail / Consumer Goods: Non-Durable
Solaray, LLC (6)	Bank Debt Term Loan, 10.51% (SOFR + 6.85%, maturity December 15, 2028)	09/24/24	302	252	259	0.16%
Total Bank Debt Term Loan				$318	$325	0.20%

Common Stock
United States (4)
Aerospace & Defense
New Constellis Holdings Inc (6)	Common Stock	09/19/24	$7	$—	$—	—%
Banking, Finance, Insurance & Real Estate
Resolute Investment Managers Inc (6)	Common Stock	09/19/24	7	32	32	0.02%
Chemicals, Plastics & Rubber
Flint Group Topco Limited (6)	Common Stock	10/23/24	438	—	—	—%
Metals & Mining
Foresight Energy LLC (6)	Common Stock	05/08/24	2	10	11	0.01%
Total Common Stock				$42	$44	0.03%

Private Corporations
United States (4)
Banking, Finance, Insurance & Real Estate
Chief Power Finance LLC (6)	Private Equity Fund	07/31/25	$—	$34	$40	0.03%
Beverage, Food & Tobacco
Moran Foods LLC (6)	Private Corporation	07/31/25	540	—	—	—%
Consumer Goods: Non-Durable
Isagenix International LLC (6)	Private Corporation	07/31/25	6	—	—	—%
Containers, Packaging & Glass
Libbey Glass Inc. (6)	Private Corporation	07/31/25	4	9	9	0.01%
Retail / Consumer Goods: Non-Durable
Solaray, LLC (6)	Private Corporation	03/31/26	—	—	—	—%
Total Private Corporations				$44	$49	0.04%

Warrants
United States (4)
Retail / Consumer Goods: Non-Durable
Careismatic Brands Warrants (6)	Warrant	09/19/24	$3	$—	$—	—%
Total Warrants				$—	$—	—%
Total Investments				$388,267	$334,478	209.43%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Issuer(1)	Investment Description	Acquisition Date(2)	Principal Amount/Shares	Cost	Fair Value(3)	% of Net Assets
Cash Equivalents
United States (4)
Funds
Goldman Sachs Government Institutional Class, 3.54%	Money Market Fund		$23,317	$23,317	$23,317	14.60%
Total Cash Equivalents				$23,317	$23,317	14.60%
Total Investments and Cash Equivalents				$411,584	$357,795	224.02%

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Credit Default Swaps
Counterparty	Reference Index	Transaction Type	Fixed Rate Amount	Payment Frequency	Termination Date	Notional Amount	Payments Upfront	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)	(In thousands)	(In thousands)	(In thousands)
JPMorgan Chase Bank, National Association	CDX.NA.HY.S41.15-25	Purchased protection	5.00%	Quarterly	12/20/28	$15,000	$(1,460)	$2	$(1,458)
J.P. Morgan Securities LLC	CDX.NA.HY.S46	Purchased protection	5.00%	Quarterly	06/20/31	49,500	(3,806)	(217)	(4,023)
JPMorgan Chase Bank, National Association	ITRX.EUR.XOVER.S36.10-20	Purchased protection	5.00%	Quarterly	12/20/26	45,688	(3,049)	1,904	(1,145)
JPMorgan Chase Bank, National Association	ITRX.EUR.XOVER.S38.10-20	Purchased protection	5.00%	Quarterly	12/20/27	11,422	(933)	136	(797)
Total Credit Default Swaps							$(9,248)	$1,825	$(7,423)

Interest Rate Swaps
Counterparty	Reference Index	Transaction Type	Fixed Rate Amount	Payment Frequency	Termination Date	Notional Amount	Payments Upfront	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)	(In thousands)	(In thousands)	(In thousands)
J.P. Morgan Securities LLC	SOFR	Receive floating rate / pay fixed rate	3.39%	Annual	11/07/28	$3,050	$—	$47	$47
Wells Fargo Securities, LLC	SOFR	Receive fixed rate / pay floating rate	3.70%	Annual	03/27/28	74,976	—	(387)	(387)
Wells Fargo Securities, LLC	SOFR	Receive fixed rate / pay floating rate	3.65%	Annual	03/27/31	9,444	—	(100)	(100)
Wells Fargo Securities, LLC	SOFR	Receive fixed rate / pay floating rate	3.79%	Annual	03/30/28	5,734	—	(20)	(20)
Wells Fargo Securities, LLC	SOFR	Receive fixed rate / pay floating rate	3.75%	Annual	03/30/31	880	—	(5)	(5)
Total Interest Rate Swaps							$—	$(465)	$(465)

Futures Contracts
Underlying		Transaction Type	Number of Contracts	Payment Frequency	Termination Date	Notional Amount(11)	Payments Upfront	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)	(In thousands)	(In thousands)	(In thousands)
Euro		Contract to sell	120	At exercise/expiration	09/14/26	$15,000	$—	$186	$186
Total Currency Futures Contracts							$—	$186	$186

ELLINGTON CREDIT COMPANY
CONSOLIDATED SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(UNAUDITED)

Exchange Traded Options
Reference Index		Transaction Type	Strike Price	Payment Frequency	Expiration Date	Notional Amount(11)	Payments Upfront	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)	(In thousands)	(In thousands)	(In thousands)
Invesco Senior Loan ETF		Purchased protection	$20	At exercise/expiration	07/17/26	$8,000	$161	$(141)	$20
Russell 2000 Index		Purchased protection	2,000	At exercise/expiration	09/18/26	29,400	258	(221)	37
Russell 2000 Index		Purchased protection	2,350	At exercise/expiration	03/19/27	23,500	442	(29)	413
Total Exchange Traded Options							$861	$(391)	$470

Over the Counter Options
Counterparty	Reference Index	Transaction Type(10)	Strike Price	Payment Frequency	Expiration Date	Notional Amount(11)	Payments Upfront	Unrealized Appreciation/(Depreciation)	Fair Value
						(In thousands)	(In thousands)	(In thousands)	(In thousands)
J.P. Morgan Securities LLC	CDX.NA.HY.S46	Option to purchase protection	$100	At exercise/expiration	09/16/26	$75,000	$230	$(135)	$95
J.P. Morgan Securities LLC	CDX.NA.HY.S46	Option to purchase protection	99	At exercise/expiration	09/16/26	100,000	600	(464)	136
J.P. Morgan Securities LLC	CDX.NA.IG.S46(13)	Option to purchase protection	85	At exercise/expiration	10/21/26	200,000	145	(26)	119
JPMorgan Chase Bank, National Association	CDX.NA.IG.S46(13)	Option to purchase protection	85	At exercise/expiration	09/16/26	200,000	106	(45)	61
Total Over the Counter Options							$1,081	$(671)	$411
(1)The Fund does not “control” and is not an “affiliate” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of the voting securities and would be an “affiliate” of a portfolio company if Fund owned 5% or more of its voting securities.
(2)Acquisition date represents date the investment was initially acquired by the Fund and may be earlier than the date at which the Fund converted to a RIC.
(3)Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Fund’s Board, in accordance with Rule 2a‐5 under the 1940 Act.
(4)Represents the principal country or region of risk where the investment has exposure.
(5)144(a)—Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers.
(6)Investment is categorized as Level 3 per the Fund's fair value hierarchy.
(7)All or a portion of the security is pledged as collateral for Reverse Repurchase Agreements.
(8)Fair Value and Amortized Cost includes fee rebates related to the Fund's interest in CLO Subordinated notes.
(9)As of June 30, 2026, this investment is non-income producing.
(10)Represents the option on the part of the Fund to enter into a credit default swap on a corporate bond index whereby the Fund would pay a fixed rate and receive credit protection payments.
(11)Notional value represents the number of underlying index units multiplied by the reference price on the underlying index and the contract size.
(12)Investment is co-invested with certain of the Fund’s affiliates.
(13)Strike price represents credit spread expressed in basis points.